Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Operating Lease Obligation
Current portion	$ 37	$ 49
Non-current portion
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Current portion	Current portion	Current portion
Total operating lease obligation	$ 37	$ 49